APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS	12 Months Ended
Dec. 31, 2019
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS
3.	APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS

3.1	New and Amendments to IFRSs became effective for the Company from January 1, 2019

IFRS 16 Leases

IFRS 16, which upon the effective date superseded IAS 17 Leases and IFRIC 4 Determining whether an Arrangement Contains a Lease, introduces a single lessee accounting model and requires a lessee to recognise assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. Specifically, under IFRS 16, a lessee is required to recognise a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. Accordingly, a lessee should recognise depreciation of the right-of-use asset and interest on the lease liability, and also classifies cash repayments of the lease liability into a principal portion and an interest portion and presents them in the consolidated statements of cash flows. Also, the right-of-use asset and the lease liability are initially measured on a present value basis. The measurement includes non-cancellable lease payments and also includes payments to be made in optional periods if the lessee is reasonably certain to exercise an option to extend the lease, or not to exercise an option to terminate the lease. This accounting treatment is significantly different from the lessee accounting for leases that are classified as operating leases under the predecessor standard, IAS 17.

In respect of the lessor accounting, IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17. Accordingly, a lessor continues to classify its leases as operating leases or finance leases, and to account for those two types of leases differently.

The Company as lessee

The Company adopted IFRS 16 to its leases as lessee retrospectively with the cumulative effect of initially applying IFRS 16 recognized at the date of initial application of the modified retrospective approach. Upon the adoption of IFRS 16, the Company recognized lease liabilities for leases previously classified as operating leases under IAS 17. The Company is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments and recognize depreciation of the right-of-use asset and interest on the lease liability, and also classifies cash repayments of the lease liability into a principal portion and an interest portion and presents them in the consolidated statements of cash flows. The Company elected to use the transition practical expedient allowing the standard to be applied only to contracts that were previously identified as leases applying IAS 17 and IFRIC 4 at the date of initial application. The Company also elected to use the recognition exemptions for lease contracts that, at the commencement date, having a lease term of 12 months or less and do not contain a purchase option (‘short-term leases’), and lease contracts for which the underlying asset is of low value (‘low-value assets’).

The lease liability is measured based on the remaining lease payments discounted using the incremental borrowing rate as of the date of initial application. The carrying amount of the right-of-use asset is an amount equal to the carrying amount of the lease liability on the date of initial application adjusted by the amount of any prepaid or accrued lease payments.

The impact of adopting IFRS 16 on the consolidated statements of financial position (increase/ (decrease)) as at January 1, 2019:

Operating Leases	Thousand US$
Lease Liabilities
Operating lease commitments as at December 31, 2018	47,779
(Less) Short-term leases recognized as an expense on a straight-line basis	(28)
(Less) Leases of commitment of Uruguay which out of control in January 2019 (Note 32)	(3,670)
(Less) Lease contracts commenced on or after January 1, 2019	(1,275)
Discounts using the Company's incremental borrowing rate	(8,429)
Lease liabilities recognized at January 1, 2019	34,377
Right-of-use assets
Trade and other receivable	491
Trade and other Payable	(125)
Right-of-use assets recognized at January 1, 2019	34,743

As a result of above, the Company recognized US$34.7 million and US$34.4 million for the right-of-use assets and lease liabilities, respectively, in the Consolidated Statements of Financial Position as of January 1, 2019. The weighted average incremental borrowing rate for lease as at January 1, 2019 was 2.76%.

The carrying amounts of the Company’s right-of-use assets and lease liabilities and the movements during the year are disclosed in Note 22.

The Company as lessor

The Company had cancelable lease contracts related to land with third parties for the year ended December 31, 2018. The leased assets are included in “Investment Property” in the Consolidated Statements of Financial Position. Income from operating leases is recognized on a straight-line basis over the lease term. All leases are classified as operating leases and there are no finance lease.

In respect of the lessor accounting, IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17. Accordingly, a lessor continues to classify its leases as operating leases and income from operating leases is recognized on a straight-line basis over the lease term.

The following amended standards and interpretations became effective for the Company from January 1, 2019, but did not have any material impact on the Company:

•	IFRIC 23 Uncertainty over Income Tax Treatments (issued on June 7, 2017).
•	Prepayment Features with Negative Compensation – Amendments to IFRS 9 (issued on October 12, 2017).
•	Amendments to IAS 28 Long-term Interests in Associates and Joint Ventures (issued on October 12, 2017).
•	Amendments to IAS 19 Plan Amendment, Curtailment or Settlement (issued on February 7, 2018).
•	Annual Improvements to IFRSs 2015-2017 cycle – amendments to IFRS 3, IFRS 11, IAS 12 and IAS 23 (issued on December 12, 2017).

3.2	New and Amendments to IFRSs in issue but not yet effective

The Company has not early applied the following new and amendments to IFRSs that have been issued but are not yet effective:

•	Amendments to References to the Conceptual Framework in IFRS Standards (issued on March 29, 2018 and effective for annual periods beginning on or after January 1, 2020).
•	Amendments to IAS 1 and IAS 8: Definition of Material (issued on October 31, 2018 and effective for annual periods beginning on or after January 1, 2020).
•	Amendment to IFRS 3 Business Combinations (issued on October 22, 2018 and effective for annual periods beginning on or after January 1, 2020).
•	IFRS 17 Insurance Contracts (issued in May 2018 and effective for annual periods beginning on or after January 1, 2021)
•	Amendments to IFRS 9, IAS 39 and IFRS 7: Interest Rate Benchmark Reform (issued in September, 2019 and effective for annual periods beginning on or after January 1, 2020).
•	Amendments to IAS 1: Classification of liabilities as current or non-current (issued on January 23, 2020 and effective for annual periods beginning on or after January 1, 2022).

The Company has not early adopted these new amendments to standards in the preparation of the consolidated financial statements. The management of the Company anticipates that the application of these new and revised standards, amendments to standards will have no material impact on the results and the financial position of the Company.